Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment		$ 609	$ 262	$ 219
Amortization of intangible assets		1,507	255
Depreciation, amortization and impairment		2,205	517	405
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets		24	26	31
Other Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets	[1]	$ 1,572	$ 229	$ 155

[1]	Includes impairment charges relative to IPR&D, which was acquired as part of the acquisition of Freescale of $89 million for 2016.